Convertible Preferred Stock - Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Shares issued (in shares)	0	304,791,824	183,687,000
Shares outstanding (in shares)	0	304,791,824	183,686,531	141,904,384
Carrying amount	$ 0	$ 7,666,098	$ 6,473,604	$ 3,498,696
Series A
Temporary Equity [Line Items]
Shares issued (in shares)		31,720,000	31,720,000
Shares outstanding (in shares)		31,720,000	31,720,000
Carrying amount		$ 17,350	$ 17,350
Series B
Temporary Equity [Line Items]
Shares issued (in shares)		18,313,000	18,313,000
Shares outstanding (in shares)		18,313,000	18,313,000
Carrying amount		$ 40,995	$ 40,995
Series C
Temporary Equity [Line Items]
Shares issued (in shares)		23,467,000	23,467,000
Shares outstanding (in shares)		23,467,000	23,467,000
Carrying amount		$ 154,699	$ 154,699
Series D-1
Temporary Equity [Line Items]
Shares issued (in shares)		9,864,000	9,864,000
Shares outstanding (in shares)		9,864,000	9,864,000
Carrying amount		$ 198,541	$ 198,541
Series D-2
Temporary Equity [Line Items]
Shares issued (in shares)		7,750,000	7,750,000
Shares outstanding (in shares)		7,750,000	7,750,000
Carrying amount		$ 155,996	$ 155,996
Series E
Temporary Equity [Line Items]
Shares issued (in shares)		10,900,000	10,900,000
Shares outstanding (in shares)		10,900,000	10,900,000
Carrying amount		$ 433,507	$ 433,507
Series F
Temporary Equity [Line Items]
Shares issued (in shares)		11,368,000	11,368,000
Shares outstanding (in shares)		11,368,000	11,368,000
Carrying amount		$ 675,913	$ 675,913
Series G
Temporary Equity [Line Items]
Shares issued (in shares)		27,358,000	27,358,000
Shares outstanding (in shares)		27,358,000	27,358,000
Carrying amount		$ 1,729,997	$ 1,729,997
Series G-1
Temporary Equity [Line Items]
Shares issued (in shares)		26,288,000	26,288,000
Shares outstanding (in shares)		26,288,000	26,288,000
Carrying amount		$ 2,681,069	$ 2,681,069
Series H-1
Temporary Equity [Line Items]
Shares issued (in shares)		135,324,000	14,245,000
Shares outstanding (in shares)		135,324,000	14,245,000
Carrying amount		$ 1,352,819	$ 161,353
Acquisition
Temporary Equity [Line Items]
Shares issued (in shares)		2,438,000	2,413,000
Shares outstanding (in shares)		2,438,000	2,413,000
Carrying amount		$ 223,912	$ 222,884
Junior
Temporary Equity [Line Items]
Shares issued (in shares)		1,000	1,000
Shares outstanding (in shares)		1,000	1,000
Carrying amount		$ 1,300	$ 1,300